SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

7.SHARE-BASED COMPENSATION

On December 17, 2019, the Company adopted a share incentive plan (“2019 Plan”). Under the 2019 Plan, the Company’s Board of Directors has approved that a maximum aggregate number of shares that may be issued pursuant to all awards granted shall be 1,960,080. On December 23, 2020, the Company replaced 2019 Plan with the amended and restated share incentive plan (“2020 Plan”) and increased the maximum number of shares issuable to 4,165,310. The terms of the 2019 Plan and 2020 Plan are substantially the same other than the maximum aggregate number of shares the Company may issue under the respective plan. On March 1, 2021, the Company grant 41,736 shares to non-employees and accounted for equity instruments issued to non-employees in accordance with Accounting Standards Update, or ASU, No. 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.

The Company recognize share-based compensation cost for equity awards to non-employees with a performance condition at the fixed fair value on date of grant over the period based on the expected milestone achievement dates as the derived service period (usually the vesting period), on a straight-line basis. The Company consider the probable outcome of that performance condition when determining share-based compensation expenses and will recognize a cumulative true-up adjustment if the probability of the conditions has changed.

In April 2022, the Company further adopted 2022 Performance Incentive Plan (“2022 Plan”), which is conditional on and effective upon completion of IPO. The initial aggregate amount of ordinary shares that may be issued under the 2022 Plan is 1,748,667, provided that the shares reserved under the 2022 Plan shall automatically increase on the first trading day in January of each calendar year during the term of the 2022 Plan, commencing in January 2023, by an amount equal to (i) four percent (4%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by our board of directors.

On April 18, 2022 the Board granted 1,698,667 shares to the management team, employees, and the independent directors. Share options containing only service conditions granted to each grantee under the 2019 Plan, 2020 Plan and 2022 Plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

Share options containing both service conditions and performance conditions granted to each grantee under the 2019 Plan, 2020 Plan, and 2022 Plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the completion of business and operational goals, etc.).

The fair value of options was determined using the Binomial Option Pricing Model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free interest rate and the expected dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. As the Company did not have sufficient information of past employee exercise history, the exercise multiple was based on management’s estimation. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Government Notes with a maturity life equal to the remaining maturity life of the options as of the valuation date. The expected dividend yield is based on our expected dividend policy over the contractual life of the options.

The assumptions used to estimate the fair value of the share options on the date of grant are as follows:

	As of December 23,	As of March 1,	As of April 18,
	2020	2021	2022
Risk-free interest rate	0.51%	0.87%	2.85%
Expected volatility range	36.59%	36.75%	34.79%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	—	—	—

A summary of the Company’s stock option activity under the plans for the years ended December 31, 2020, 2021 and 2022 is presented as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2020	1,335,794	$0.1191	$2.4720	9.96	3,301
Granted	2,807,381	$0.4386	$2.2574	—	—
Exercised	(727,676)	$0.1191	$2.4720	—	—
Forfeited or expired	(19,601)	$0.1191	$2.4733	—	—
Outstanding as of December 31, 2020	3,395,898	$0.3832	$2.2946	9.80	7,834
Granted	41,736	$4.2254	$0.4626	—	—
Exercised	(706,406)	$0.3289	$2.3311	—	—
Forfeited or expired	(748,667)	$0.4386	$2.2574	—	—
Outstanding as of December 31, 2021	1,982,561	$0.4626	$2.2571	8.82	$4,480
Granted	1,698,667	$6.0	$2.1191	—	—
Exercised	(31,500)	$0.1191	$2.4720	—	—
Forfeited or expired	(73,325)	$2.6508	$2.1867	—	—
Outstanding Options, December 31, 2022	3,576,403	$3.0508	$2.2782	8.43	$10,473
Vested and Expected to Vest Options as of December 31, 2022	979,740	$2.6764	$2.2713	8.40	$3,256
Exercisable Options as of December 31, 2022	597,068	$2.7988	$2.2703	8.37	$1,874

	Years ended December 31,
	2020	2021	2022
Research and development	$77	$52	$818
General and administrative	1,286	1,478	665
Total.	$1,363	$1,530	$1,483

As of December 31, 2022, total unrecognized employee share-based compensation, may be adjusted for actual forfeitures occurring in the future for 2019 Plan were $0, 2020 Plan $507 and 2022 Plan $1,131 which are expected to be recognized over a weighted-average period of 0 years, 2.33 years and 1.69 years, respectively.